Business Combinations - Additional Information (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Nov. 02, 2016	Jun. 22, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Business acquisitions, goodwill recognized			¥ 1,314,645	¥ 1,229,208	¥ 1,186,161
Business acquisitions, noncontrolling interest			50,819	45,097
Operating revenues			11,391,016	11,540,997	11,095,317
Income before income taxes			1,527,769	¥ 1,329,259	¥ 1,066,629
German Data Center Services Provider E-shelter
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		86.70%
Business acquisitions, consideration transferred		¥ 98,096
Business acquisitions, fair value of the asset acquired		130,829
Business acquisitions, fair value of the liabilities assumed		91,427
Business acquisitions, goodwill recognized		70,422
Business acquisitions, noncontrolling interest		¥ 11,728
Dell Systems Corporation, Dell Technology & Solutions Limited, and Dell Services Pte. Ltd.
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%
U.S. Services L.L.C.
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%
Dell Acquisition
Business Acquisition [Line Items]
Business acquisitions, fair value of the asset acquired	¥ 203,164
Business acquisitions, fair value of the liabilities assumed	35,656
Business acquisitions, goodwill recognized	149,671
Business acquisitions, consideration transferred in cash	¥ 317,179
Acquisition cost			4,338
NTT Data Services Department
Business Acquisition [Line Items]
Operating revenues			70,273
Income before income taxes			¥ 760